FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred and Income Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2019

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21293

Registrant Name:  Nuveen Preferred and Income Opportunities Fund

Reporting Period:  07/01/2018 - 06/30/2019

Nuveen Preferred and Income Opportunities Fund

ARES CAPITAL CORPORATION Meeting Date: JUN 10, 2019 Record Date: APR 08, 2019 Meeting Type: ANNUAL
Ticker: ARCC Security ID: 04010L103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director R. Kipp deVeer	Management	For	For
1b	Elect Director Daniel G. Kelly, Jr.	Management	For	Against
1c	Elect Director Eric B. Siegel	Management	For	Against
2	Ratify KPMG LLP as Auditor	Management	For	For

ASPEN INSURANCE HOLDINGS LTD. Meeting Date: DEC 10, 2018 Record Date: NOV 02, 2018 Meeting Type: SPECIAL
Ticker: AHL Security ID: G05384154
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2	Approve Merger Agreement	Management	For	For
4	Adjourn Meeting	Management	For	For

ASPEN INSURANCE HOLDINGS LTD. Meeting Date: DEC 10, 2018 Record Date: NOV 02, 2018 Meeting Type: SPECIAL
Ticker: AHL Security ID: G05384162
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2	Approve Merger Agreement	Management	For	For
4	Adjourn Meeting	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Opportunities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 19, 2019